COMMON SHARE (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Common share
Common shares, authorized	39,268,485	37,596,704
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Class A common shares
Common share
Common shares, authorized	37,698,485	36,026,704
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Class B common shares
Common share
Common shares, authorized	1,570,000	1,570,000
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01